LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Line Items]
Long-term debt, net		$ 4,394,131	$ 4,060,917
Current portion of long-term debt, net		(146)	(395,547)
Non current portion of long-term debt, net		4,393,985	3,665,370
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[1]	1,108	1,471,466
Total Credit Facility [Member] | 2016 Studio City Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[2]	128	128
Term Loan Facility [Member] | Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Long-term debt, net		0	3,503
Senior Notes [Member] | 2017 4.875% Senior Notes, due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		980,173	977,096
Senior Notes [Member] | 2019 5.250% Senior Notes, due 2026 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		494,052	0
Senior Notes [Member] | 2019 5.625% Senior Notes, due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		592,702	0
Senior Notes [Member] | 2019 5.375% Senior Notes, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		891,008	0
Senior Notes [Member] | 2016 7.250% SC Secured Notes, due 2021 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		842,789	839,420
Senior Notes [Member] | 2019 7.250% Studio City Notes, due 2024 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		592,171	0
Senior Notes [Member] | 2012 8.500% Studio City Notes, due 2020 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		0	421,564
Senior Notes [Member] | 2016 5.875% SC Secured Notes, due 2019 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		$ 0	$ 347,740

[1]	As of December 31, 2019 and 2018, the unamortized deferred financing costs related to the 2015 Revolving Credit Facility of the 2015 Credit Facilities of $3,097 and nil are included in prepaid expenses and other current assets, and nil and $10,031 are included in long-term prepayments, deposits and other assets, in the accompanying consolidated balance sheets, respectively.
[2]	As of December 31, 2019 and 2018, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $885 and $1,299 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.